Significant Accounting Policies - Exchange Rates (Table) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Uruguay Pesos [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Closing foreign exchange rate	39.022	40.07	44.70
Average foreign exchange rate	38.815	41.16	43.55
Argentina Pesos [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Closing foreign exchange rate	808.45	177.16	102.72
Average foreign exchange rate	295.29	130.81	95.19
Paraguay Guarani [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Closing foreign exchange rate	7,283.62	7,339.72	6,887.40
Average foreign exchange rate	7,295.65	6,987.14	6,783.73
Brazilian Reais [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Closing foreign exchange rate	4.8413	5.2177	5.5805
Average foreign exchange rate	4.9953	5.1655	5.3956